Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
Principal	¥ 7,583,276	$ 1,084,394	¥ 8,161,394
Less: unamortized discount and debt issuance costs	(587,823)	(84,058)	(431,636)
Net carrying amount	¥ 8,171,099	$ 1,168,452	¥ 8,593,030